Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Operating Loss Carryforwards	$ 2,528	$ 187,659	$ 2,528
Amount of increase (decrease) in the valuation allowance	531	2,736,882
Income tax expense benefit
Unrecognized tax benefits	$ 0	0	0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Income Tax Examination [Line Items]
Income tax expense benefit		0	$ 0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Domestic Tax Authority [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards		232,116,000
Tax credit carryforward, Amount		7,485,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Domestic Tax Authority [Member] | Tax Period Before 2018
Income Tax Examination [Line Items]
Operating Loss Carryforwards		$ 27,104,000
Operating loss carryforwards, Expiration year		2037
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Domestic Tax Authority [Member] | Tax Period Before 2017
Income Tax Examination [Line Items]
Operating Loss Carryforwards		$ 205,012,000
Operating loss carryforwards, Terms		indefinite carryforward period
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Operating Loss Carryforwards		$ 197,424,000
Operating loss carryforwards, Expiration year		2040